Nuance Mid Cap Value Fund
Schedule of Investments
July 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 84.6%
Consumer Staples - 14.2%
Beiersdorf AG - ADR	581,508	$15,026,167
Calavo Growers, Inc. (a)	964,540	36,392,094
Cal-Maine Foods, Inc.	679,853	31,402,410
Clorox Co.	558,200	84,556,136
Diageo PLC - ADR	43,649	7,679,605
Henkel AG & Co. KGaA - ADR	3,951,367	68,753,786
Kimberly-Clark Corp.	1,324,108	170,942,343
Mission Produce, Inc. *	1,913,591	22,235,927
		436,988,468
Financials - 17.0%
Chubb Ltd.	239,533	48,962,941
Commerce Bancshares, Inc.	154,795	8,231,998
Cullen/Frost Bankers, Inc.	164,906	17,905,494
Hartford Financial Services Group Inc.	202,156	14,530,973
Independent Bank Corp.	643,349	38,761,777
MetLife, Inc.	145,769	9,179,074
Northern Trust Corp.	1,782,049	142,777,766
Reinsurance Group of America, Inc.	528,181	74,130,203
TowneBank	995,657	25,170,209
Travelers Companies, Inc.	746,719	128,891,167
W.R. Berkley Corp.	262,354	16,184,618
		524,726,220
Healthcare - 19.7%
Becton, Dickinson & Co.	32,242	8,983,266
Dentsply Sirona, Inc.	4,397,440	182,581,709
Envista Holdings Corp. *	220,642	7,592,291
Globus Medical, Inc. - Class A *	1,353,087	81,550,553
ICU Medical, Inc. *	116,078	20,682,778
NuVasive, Inc. *	162,274	6,687,312
Smith & Nephew - ADR	3,605,324	109,529,743
Universal Health Services, Inc. - Class B	761,727	105,849,584
Waters Corp. *	63,344	17,496,246
Zimmer Biomet Holdings, Inc.	478,472	66,100,907
		607,054,389
Industrials - 13.7%
3M Co.	1,826,688	203,675,712
Graco Inc.	182,399	14,469,713
Knorr-Bremse AG	3,509,248	61,512,555
Lindsay Corp.	181,968	24,116,219
Mueller Water Products, Inc.- Class A	5,889,157	94,756,536
Werner Enterprises, Inc.	518,730	24,390,685
		422,921,420
Information Technology - 2.1%
Amphenol Corp. - Class A	723,547	63,896,436
Materials - 2.2%
AptarGroup, Inc.	396,434	48,150,874
DuPont de Nemours, Inc.	241,012	18,709,761
		66,860,635
Real Estate - 6.6%
Alexandria Real Estate Equities, Inc.	67,058	8,427,849
Equity Commonwealth	1,851,133	36,263,695
Healthcare Realty Trust, Inc.	5,611,779	109,598,044
Healthpeak Properties, Inc.	2,307,025	50,362,356
		204,651,944
Utilities - 9.1%
American Water Works Co., Inc.	311,789	45,967,052
Avista Corp.	899,173	34,744,045
California Water Service Group	1,077,912	57,150,894
Pennon Group PLC	1,244,500	22,836,575
Portland General Electric Co.	782,825	37,317,268
Severn Trent Plc	222,840	7,472,939
SJW Group	514,067	36,221,161
United Utilities Group PLC - ADR	1,518,788	39,579,615
		281,289,549
TOTAL COMMON STOCK
(Cost $2,478,917,518)		2,608,389,061

PREFERRED STOCKS - 7.9%
Consumer Staples - 3.6%
Henkel AG & Co KGaA	5,747,445	110,961,323
Financials - 4.3%
Charles Schwab Corp, Series D, 5.950%	879,955	22,289,260
MetLife, Inc., Series E, 5.625% (Call 08/30/2023 @ $25.00)	1,020,676	24,526,844
MetLife, Inc., Series F, 4.750% (Call 03/15/2025 @ $25.00)	1,482,265	31,246,146
US Bancorp, Series B, 3.500% (Call 08/30/2023 @ $25.00)	2,808,831	54,210,439
		132,272,689
TOTAL PREFERRED STOCKS
(Cost $247,229,613)		243,234,012

SHORT-TERM INVESTMENT - 6.2%
First American Government Obligations Fund, Class X, 5.24%^
(Cost $190,670,797)	190,670,797	190,670,797

Total Investments - 98.7%
(Cost $2,916,817,928)		3,042,293,870
Other Assets and Liabilities, Net - 1.3%		41,010,549
Total Net Assets - 100.0%		$3,083,304,419

ADR	- American Depositary Receipt
(a)	Represents an affiliated company as defined by the Investment Company Act of 1940.
*	Non-income producing security
^	The rate shown is the annualized seven day effective yield as of July 31, 2023.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of July 31, 2023:
	Level 1	Level 2	Level 3	Total
Common Stocks	$2,608,389,061	$-	$-	$2,608,389,061
Preferred Stocks	243,234,012	-	-	243,234,012
Short-Term Investment	190,670,797	-	-	190,670,797
Total Investments	$3,042,293,870	$-	$-	$3,042,293,870

Refer to the Schedule of Investments for further information on the classification of investments.

Transaction with Affiliates- If the Fund's holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The Fund conducted transactions during the period ended July 31, 2022, with affiliated companies as so defined:

	Beginning Value	Additions	Reductions	Ending Value
Calavo Growers, Inc.	$28,821,144	$1,966,724	$-	$36,392,094

	Ending Shares as of July 31, 2023	Dividend Income	Return of Capital	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Calavo Growers, Inc.	$964,540	$96,454	$-	$-	$5,604,225